Income taxes	12 Months Ended
Mar. 31, 2018
Text block1 [abstract]
Income taxes
17.	Income taxes

The domestic and foreign components of net income before income tax:

	Year ended March 31,
	2018		2018		2017		2016
	(In millions)
Net income before income taxes
India	US$	(136.1)	Rs.	(8,867.9)	Rs.	(46,507.6)	Rs.	(19,696.5)
Other than India		1,758.5		114,608.4		144,412.0		144,081.4

Total	US$	1,622.4	Rs.	105,740.5	Rs.	97,904.4	Rs.	124,384.9

The domestic and foreign components of income tax expense:

	Year ended March 31,
	2018		2018		2017		2016
	(In millions)
Current taxes
India	US$	37.1	Rs.	2,420.0	Rs.	1,842.8	Rs.	762.3
Other than India		469.6		30,608.5		29,531.1		17,608.2
Deferred taxes
India		7.6		494.6		3,111.6		1,862.7
Other than India		69.6		4,535.4		1,184.5		7,279.5

Total income tax expense	US$	583.9	Rs.	38,058.5	Rs.	35,670.0	Rs.	27,512.7

The reconciliation of estimated income tax to income tax expense is as follows:

	Year ended March 31,
	2018		2018		2017		2016
	(In millions)
Income before income taxes	US$	1,622.4	Rs.	105,740.5	Rs.	97,904.4	Rs.	124,384.9
Income tax expense at tax rates applicable to individual entities		324.2		21,127.0		14,260.2		23,634.1
Additional deduction for patent, research and product development cost		(62.9)		(4,099.8)		(7,455.8)		(14,494.0)
Items (net) not deductible for tax /not liable to tax :
- foreign currency (gain)/loss relating to loans and deposits (net)		20.5		1,336.2		(739.8)		1,140.6
- interest, loss on conversion option and other expenses relating to borrowings for investment		5.2		337.8		531.0		1,203.7
- Dividend from subsidiaries, joint operations, equity accounted investees and available-for-sale investments		(0.8)		(50.1)		27.1		1,345.3
Undistributed earnings of subsidiaries, joint operations and equity accounted investees		140.7		9,170.1		4,134.3		5,402.2
Deferred tax assets not recognized because realization is not probable		151.9		9,902.3		29,372.1		13,288.8
Utilization/credit of unrecognized tax losses, unabsorbed depreciation and other tax benefits		(55.0)		(3,583.3)		(2,950.5)		(843.2)
Profit on sale of business by a subsidiary to another subsidiary		—		—		4,078.9		—
Profit on sale of investments to wholly owned subsidiaries		—		—		—		550.3
Tax on share of (profit)/loss of equity accounted investees (net)		(70.6)		(4,601.4)		(3,146.7)		(1,137.6)
Impact of change in statutory tax rates		82.7		5,392.6		(5,684.6)		(5,930.6)
Others		48.0		3,127.1		3,243.8		3,353.1

Income tax expense reported	US$	583.9	Rs.	38,058.5	Rs.	35,670.0	Rs.	27,512.7

The UK Finance Act 2016 was enacted during the year ended March 31, 2017, which included provisions for a reduction in the UK Corporation tax rate to 17% with effect from April 1, 2020. Accordingly, UK deferred tax has been provided at rates applicable when the temporary difference is expected to reverse.

Included within ‘Impact of change in statutory tax rates’ is a charge of Rs. 4,648.4 million for the impact of the change in the US federal rates from 35% to 21% on deferred tax assets for the year ended March 31, 2018.

Significant components of deferred tax assets and liabilities for the year ended March 31, 2018 are as follows:

	Opening balance		Recognized in profit or loss		Recognized in /reclassified from other comprehensive income		Classified as held for sale		Closing balance
	(In millions)
Deferred tax assets:
Unabsorbed depreciation	Rs.	19,921.0	Rs.	2,150.3	Rs.	15.8	Rs.	(132.1)	Rs.	21,955.0
Business loss carry forwards		27,509.3		11,944.0		3,284.1		—		42,737.4
Expenses deductible in future years:
- provisions, allowances for doubtful receivables and others		26,824.2		2,191.5		1,233.1		(34.9)		30,213.9
Compensated absences and retirement benefits		21,729.6		(7,224.7)		(5,941.6)		(137.0)		8,426.3
Minimum alternate tax carry-forward		749.2		(329.5)		—		(37.8)		381.9
Property, plant and equipment		1,119.0		(308.3)		115.8		—		926.5
Derivative financial instruments		44,289.4		(465.4)		(36,267.6)		(3.9)		7,552.5
Unrealized profit on inventory		15,696.4		(3,038.2)		2,421.0		—		15,079.2
Others		7,985.3		2,346.5		689.5		(93.4)		10,927.9

Total deferred tax assets	Rs.	165,823.4	Rs.	7,266.2	Rs.	(34,449.9)	Rs.	(439.1)	Rs.	138,200.6

Deferred tax liabilities:
Property, plant and equipment		14,335.3		2,221.9		453.5		(158.7)		16,852.0
Intangible assets		104,848.9		5,305.1		11,657.1		27.4		121,838.5
Undistributed earnings in subsidiaries, joint operations and equity accounted investees		13,376.3		5,081.6 *		939.3		—		19,397.2
Fair valuation of retained interest in a subsidiary subsequent to disposal of controlling equity interest		169.5		—		—		—		169.5
Derivative financial instruments		231.2		(231.2)		—		—		—
Others		446.9		(81.2)		(132.9)		(96.2)		136.6

Total deferred tax liabilities	Rs.	133,408.1	Rs.	12,296.2	Rs.	12,917.0	Rs.	(227.5)	Rs.	158,393.8

Net assets/(liabilities)	Rs.	32,415.3	Rs.	(5,030.0)	Rs.	(47,366.9)	Rs.	(211.6)	Rs.	(20,193.2)

	US$	497.4	US$	(77.2)	US$	(726.9)	US$	(3.1)	US$	(309.8)

Deferred tax assets							US$	630.1	Rs.	41,064.6
Deferred tax liabilities							US$	(939.9)	Rs.	(61,257.8)

*	Net off Rs. 4,088.5 million reversed on dividend distribution by subsidiaries.

As at March 31, 2018, unrecognized deferred tax assets amount to Rs. 39,382.1 million and Rs. 69,114.1 million, which can be carried forward indefinitely and up to a specified period, respectively. These relate primarily to business and capital losses and other deductible temporary differences. The deferred tax asset has not been recognized on the basis that its recovery is not probable in the foreseeable future.

Unrecognized deferred tax assets expire unutilized based on the year of origination as follows:

March 31,	In millions
2019	Rs.	297.2	US$	4.6
2020		543.5		8.3
2021		6,297.0		96.6
2022		4,348.8		66.7
2023		12,171.7		187.7
Thereafter	Rs.	45,455.9	US$	697.4

The Company has not recognized deferred tax liability on undistributed profits of certain subsidiaries amounting to Rs. 745,891.7 million and Rs. 409,655.3 million as at March 31, 2018 and 2017, respectively, because it is able to control the timing of the reversal of temporary differences associated with such undistributed profits and it is probable that such differences will not reverse in the foreseeable future.

Significant components of deferred tax assets and liabilities for the year ended March 31, 2017 are as follows:

	Opening balance		Recognized in profit or loss		Recognized in /reclassified from other comprehensive income		Closing balance
	(In millions)
Deferred tax assets:
Unabsorbed depreciation	Rs.	19,432.6	Rs.	489.0	Rs.	(0.6)	Rs.	19,921.0
Business loss carry forwards		34,321.9		(4,177.0)		(2,635.6)		27,509.3
Expenses deductible in future years:
- provisions, allowances for doubtful receivables and others		33,149.5		(5,127.0)		(1,198.3)		26,824.2
Compensated absences and retirement benefits		11,859.0		(6.2)		9,876.8		21,729.6
Minimum alternate tax carry-forward		582.6		166.6		—		749.2
Property, plant and equipment		2,109.3		(738.1)		(252.2)		1,119.0
Derivative financial instruments		22,966.4		(1,917.7)		23,240.7		44,289.4
Unrealized profit on inventory		12,233.4		5,519.4		(2,056.4)		15,696.4
Others		5,745.0		3,044.4		(804.1)		7,985.3

Total deferred tax assets	Rs.	142,399.7	Rs.	(2,746.6)	Rs.	26,170.3	Rs.	165,823.4

Deferred tax liabilities:
Property, plant and equipment		16,117.2		(1,787.8)		5.9		14,335.3
Intangible assets		115,877.7		2,879.2		(13,908.0)		104,848.9
Undistributed earnings of subsidiaries joint operations and equity accounted investees		13,436.3		480.7 *		(540.7)		13,376.3
Fair valuation of retained interest in a subsidiary subsequent to disposal of controlling equity interest		169.5		—		—		169.5
Derivative financial instruments		40.4		200.2		(9.4)		231.2
Others		624.1		(222.8)		45.6		446.9

Total deferred tax liabilities	Rs.	146,265.2	Rs.	1,549.5	Rs.	(14,406.6)	Rs.	133,408.1

Net assets/(liabilities)	Rs.	(3,865.5)	Rs.	(4,296.1)	Rs.	40,576.9	Rs.	32,415.3
Deferred tax assets							Rs.	44,221.7
Deferred tax liabilities							Rs.	(11,806.4)

*	Net off Rs. 3,653.6 million reversed on dividend distribution by subsidiaries.

Significant components of deferred tax assets and liabilities for the year ended March 31, 2016 are as follows:

	Opening balance		Recognized in profit or loss		Recognized in/reclassified from other comprehensive income		Closing balance
	(In millions)
Deferred tax assets:
Unabsorbed depreciation	Rs.	15,844.4	Rs.	3,588.2	Rs.	—	Rs.	19,432.6
Business loss carry forwards		38,184.0		(4,717.0)		854.9		34,321.9
Expenses deductible in future years:
- provisions, allowances for doubtful receivables and others		34,102.7		(1,660.3)		707.1		33,149.5
Compensated absences and retirement benefits		18,693.1		3,795.6		(10,629.7)		11,859.0
Minimum alternate tax carry-forward		898.7		(316.1)		—		582.6
Property, plant and equipment		861.8		1,276.4		(28.9)		2,109.3
Derivative financial instruments		24,151.0		(437.6)		(747.0)		22,966.4
Unrealized profit on inventory		13,565.7		(1,745.9)		413.6		12,233.4
Others		4,162.1		1,384.4		198.5		5,745.0

Total deferred tax assets	Rs.	150,463.5	Rs.	1,167.7	Rs.	(9,231.5)	Rs.	142,399.7

Deferred tax liabilities:
Property, plant and equipment		15,819.9		293.2		4.1		16,117.2
Intangible assets		102,641.2		11,071.7		2,164.8		115,877.7
Undistributed earnings in subsidiaries, joint operations and equity accounted investees		14,265.4		(1,122.2)*		293.1		13,436.3
Fair valuation of retained interest in a subsidiary subsequent to disposal of controlling equity interest		169.5		—		—		169.5
Derivative financial instruments		17.5		(2.7)		25.6		40.4
Others		538.0		69.9		16.2		624.1

Total deferred tax liabilities	Rs.	133,451.5	Rs.	10,309.9	Rs.	2,503.8	Rs.	146,265.2

Net assets/(liabilities)	Rs.	17,012.0	Rs.	(9,142.2)	Rs.	(11,735.3)	Rs.	(3,865.5)
Deferred tax assets							Rs.	39,575.9
Deferred tax liabilities							Rs.	(43,441.4)

*	Net off Rs. 6,524.4 million reversed on dividend distribution by subsidiaries.